Segment Information (Details) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 30, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Working capital		$ (316,510)
Number of Reportable Segments	3	2
Constructions in progress		$ 5,153	$ 4,504	$ 12,572
Net book value of long-lived assets		1,139,539	1,276,514
Dry bulk vessels
Segment Reporting Information [Line Items]
Net book value of long-lived assets		627,569	741,347
Logistics Business
Segment Reporting Information [Line Items]
Constructions in progress		4,046	4,046
Net book value of long-lived assets		$ 509,283	$ 536,342